FAIR VALUE MEASUREMENTS 2 (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	$ 30	$ 14
San Diego Gas and Electric Company [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	28	12
Southern California Gas Company [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	$ 1	$ 2